PROPERTY, PLANT AND EQUIPMENT (PP&E) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment Period Start	$ 123,940,000	$ 152,195,000
Additions to right-of-use assets	5,798,000
Additions	28,772,000	8,815,000
Acquisition of new entities	0	0
Disposals	10,368,000	478,000
Transfers	0	(4,362,000)
Reclassifications between Intangible and PP&E	(12,623,000)	(6,349,120)
Translation differences	(7,320,000)	(8,984,880)
Hyperinflation Adjustments	290,000	734,000
Property, plant and equipment Period End	116,893,060	123,940,000
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment Period Start	337,284,000	368,168,000
Additions to right-of-use assets	24,427,000
Additions	58,821,000	27,751,000
Acquisition of new entities	0	0
Disposals	11,389,000	19,227,000
Transfers	(184,000)	(4,362,000)
Reclassifications between Intangible and PP&E	(12,623,000)	(6,349,120)
Translation differences	(13,153,000)	(29,897,880)
Hyperinflation Adjustments	651,000	1,201,000
Property, plant and equipment Period End	334,980,000	337,284,000
Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment Period Start	(213,344,000)	(215,973,000)
Additions to right-of-use assets	18,629,000
Additions	(30,049,000)	(36,566,000)
Acquisition of new entities	0	0
Disposals	1,021,000	18,749,000
Transfers	184,000	0
Reclassifications between Intangible and PP&E	0	0
Translation differences	5,833,000	20,913,000
Hyperinflation Adjustments	(361,000)	(467,000)
Property, plant and equipment Period End	(218,087,000)	(213,344,000)
Land and natural resources | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment Period Start	0	0
Additions to right-of-use assets	0
Additions	0	0
Acquisition of new entities	0	0
Disposals	0	0
Transfers	0	0
Reclassifications between Intangible and PP&E	0	0
Translation differences	0	0
Hyperinflation Adjustments		0
Property, plant and equipment Period End		0
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	6,600,000
Buildings [member] | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment Period Start	12,129,000	11,443,000
Additions to right-of-use assets	0
Additions	236,000	0
Acquisition of new entities	0	0
Disposals	302,000	1,000
Transfers	0	0
Reclassifications between Intangible and PP&E	0	0
Translation differences	(1,302,000)	(514,000)
Hyperinflation Adjustments	651,000	1,201,000
Property, plant and equipment Period End	11,412,000	12,129,000
Buildings [member] | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment Period Start	(4,425,000)	(3,878,000)
Additions to right-of-use assets	0
Additions	(107,000)	(396,000)
Acquisition of new entities	0	0
Disposals	0	0
Transfers	0	0
Reclassifications between Intangible and PP&E	0	0
Translation differences	888,000	316,000
Hyperinflation Adjustments	(361,000)	(467,000)
Property, plant and equipment Period End	(4,005,000)	(4,425,000)
Plant and machinery [member] | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment Period Start	8,187,000	8,659,000
Additions to right-of-use assets	0
Additions	95,000	55,000
Acquisition of new entities	0	0
Disposals	123,000	59,000
Transfers	(574,000)	0
Reclassifications between Intangible and PP&E	0	0
Translation differences	(114,000)	(468,000)
Hyperinflation Adjustments	0	0
Property, plant and equipment Period End	7,471,000	8,187,000
Plant and machinery [member] | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment Period Start	(6,332,000)	(5,687,000)
Additions to right-of-use assets	0
Additions	(741,000)	(1,010,000)
Acquisition of new entities	0	0
Disposals	155,000	0
Transfers	0	0
Reclassifications between Intangible and PP&E	0	0
Translation differences	78,000	365,000
Hyperinflation Adjustments	0	0
Property, plant and equipment Period End	(6,840,000)	(6,332,000)
Furniture, tools and other tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Additions	5,600,000
Furniture, tools and other tangible assets | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment Period Start	294,548,000	329,058,000
Additions to right-of-use assets	24,427,000
Additions	19,687,000	15,154,000
Acquisition of new entities	0	0
Disposals	10,801,000	18,204,000
Transfers	21,319,000	952,000
Reclassifications between Intangible and PP&E	4,119,000	6,977,920
Translation differences	(3,227,000)	(39,389,920)
Hyperinflation Adjustments	0	0
Property, plant and equipment Period End	301,218,000	294,548,000
Furniture, tools and other tangible assets | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment Period Start	(202,587,000)	(206,408,000)
Additions to right-of-use assets	18,629,000
Additions	(29,201,000)	(35,160,000)
Acquisition of new entities	0	0
Disposals	866,000	18,749,000
Transfers	184,000	0
Reclassifications between Intangible and PP&E	0	0
Translation differences	4,867,000	20,232,000
Hyperinflation Adjustments	0	0
Property, plant and equipment Period End	(207,242,000)	(202,587,000)
PP&E under construction
Disclosure of detailed information about property, plant and equipment [line items]
Additions	7,400,000
PP&E under construction | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment Period Start	22,420,000	19,008,000
Additions to right-of-use assets	0
Additions	38,803,000	12,542,000
Acquisition of new entities	0	0
Disposals	163,000	963,000
Transfers	(20,929,000)	(5,314,000)
Reclassifications between Intangible and PP&E	(16,742,000)	(13,327,040)
Translation differences	(8,510,000)	10,474,040
Hyperinflation Adjustments	0	0
Property, plant and equipment Period End	$ 14,879,000	$ 22,420,000